UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	August 16, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	152,978,000

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE

                                                      VALUE  SHRS OR SH/ PUT/INVESTOTHEVOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000PRN AMT PRN CALLDISCREMANASOLE   SHAREDNONE
-----------------------------------------------------------------------------------------------------------
ENSCO INTL PLC              SPONSORED ADR   29358Q109    4910  125000SH      Sole       125000     0       0
ALLEGHANY CORP DEL          COM             017175100    9972   34000SH      Sole        34000     0       0
AMERICAN EXPRESS CO         COM             025816109    3970  100000SH      Sole       100000     0       0
BB&T CORP                   COM             054937107    6051  230000SH      Sole       230000     0       0
BOEING CO                   COM             097023105    4706   75000SH      Sole        75000     0       0
CANADIAN NATL RAILWAY CO    COM             136375102    2008   35000SH      Sole        35000     0       0
COMPASS MINERALS INTL INC   COM             20451N101    2839   40400SH      Sole        40400     0       0
DAVITA INC                  COM             23918K108    2835   45400SH      Sole        45400     0       0
EXXON MOBIL CORP            COM             30231G102    5422   95000SH      Sole        95000     0       0
FIDELITY NATIONAL FINANCIAL CL A            31620R105    8898  685000SH      Sole       685000     0       0
FREIGHTCAR AMER INC         COM             357023100    1742   77000SH      Sole        77000     0       0
HILLENBRAND INC             COM             431571108    3307  154600SH      Sole       154600     0       0
INGERSOLL RAND PLC          SHS             G47791101    6208  180000SH      Sole       180000     0       0
ISHARES SILVER TRUST        ISHARES         46428Q109     961   52800SH      Sole        52800     0       0
J P MORGAN CHASE & CO       COM             46625H100    4869  133000SH      Sole       133000     0       0
JOHNSON & JOHNSON           COM             478160104    1477   25000SH      Sole        25000     0       0
KENNEDY-WILSON HLDGS INC    COM             489398107     382   37800SH      Sole        37800     0       0
MCDERMOTT INTL INC          COM             580037109    3899  180000SH      Sole       180000     0       0
MOHAWK INDS INC             COM             608190104    2974   65000SH      Sole        65000     0       0
NVR INC                     COM             62944T105    7402   11300SH      Sole        11300     0       0
REPUBLIC SVCS INC           COM             760759100    9960  335000SH      Sole       335000     0       0
ROCKWELL COLLINS INC        COM             774341101    2125   40000SH      Sole        40000     0       0
RYANAIR HLDGS PLC           SPONSORED ADR   783513104    3251  120000SH      Sole       120000     0       0
SCHWEITZER-MAUDUIT INTL INC COM             808541106    6054  120000SH      Sole       120000     0       0
SPDR GOLD TRUST             GOLD SHS        78463V107    9856   81000SH      Sole        81000     0       0
STANCORP FINL GROUP INC     COM             852891100    6876  169600SH      Sole       169600     0       0
TRAVELERS COMPANIES INC     COM             89417E109    4945  100400SH      Sole       100400     0       0
WASTE MGMT INC DEL          COM             94106L109    5081  162400SH      Sole       162400     0       0
WELLPOINT INC               COM             94973V107    7775  158900SH      Sole       158900     0       0
WELLS FARGO & CO            COM             949746101     768   30000SH      Sole        30000     0       0
WESTERN DIGITAL CORP        COM             958102105    4373  145000SH      Sole       145000     0       0
WESTERN UN CO               COM             959802109    7082  475000SH      Sole       475000     0       0